Inventories - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Cost of sales	$ 763,798	$ 861,757
Inventory write-downs, net of reversals	(15,552)	14,536
Amount of inventories on which there was a provision against carrying value which was sold and recognized in cost of sales for the period	$ 56,300	$ 13,700